Derivative Instruments - Narrative (Details) MMBTU in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2016 MMBTU
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy Units Secured Through Long-Term Supply Contracts		1,993.9
Previous Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease | $	$ 1,800.0
Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net | $	$ 34.7
Physical Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		1,111.4
Physical Liquefaction Supply Derivatives [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract		1 year
Physical Liquefaction Supply Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract		7 years
Financial Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		5.6